Property and Equipment, net (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2022
Successor [Member]
Statement [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	$ 4
Predecessor [Member]
Statement [Line Items]
Depreciation, Depletion and Amortization, Nonproduction		$ 19	$ 36